The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Transamerica Investors, Inc.

on behalf of Transamerica Premier Funds

Class A Shares

Transamerica Premier Focus Fund

Transamerica Premier Equity Fund

Transamerica Premier Index Fund

Transamerica Premier Growth Opportunities Fund

Transamerica Premier Core Equity Fund

Transamerica Premier Balanced Fund

Transamerica Premier Bond Fund

Transamerica Premier Cash Reserve Fund

Supplement dated July 15, 2004 to Prospectus dated May 1, 2004, as previously supplemented.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

TO REQUEST ADDITIONAL COPIES OF THE PROSPECTUS, PLEASE CALL 1-800-892-7587.

The following replaces the information under the bullet “Specify on the wire:” on page 27 of your prospectus:

a.              AEGON/Transamerica Investor Services, Inc.;

b.

Identify the Funds you would like to purchase and dollar amount to be allocated to each Fund (for example, $5,000 in the Transamerica Premier Equity Fund and $4,000 in the Transamerica Premier Bond Fund);

c.	Your account number; and

d.              Your name and address.